Stock-Based Compensation (Text Block)	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Stock-Based Compensation [Text Block]
Stock-Based Compensation

We record stock-based compensation expense for awards of stock options, stock sold pursuant to our ESPP, and the issuance of restricted stock units and unrestricted stock awards. We expense stock-based compensation primarily using the straight-line method over the vesting requirement period. For the years ended December 31, stock-based compensation expense and the related tax benefit were as follows:

	2011	2010	2009
	(in thousands)
Stock options	$1,445	$3,994	$6,903
Restricted stock units	13,842	14,230	9,306
Unrestricted stock awards	469	364	254
ESPP	655	519	519
Total stock-based compensation	$16,411	$19,107	$16,982

Related tax benefit	$4,478	$5,402	$4,329

We issue new shares of common stock upon the exercise of stock options or when vesting conditions on restricted stock units are fully satisfied.

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2011	2010	2009
Dividend yield	—	—	—
Expected volatility	46.5%	48.7%	50.2%
Risk-free interest rate	1.6%	2.3%	1.8%
Expected life (years)	4.9	4.6	4.9

Expected volatility is based on a combination of historical volatility of our common stock and the implied volatility of our traded options for the related expected life period. We believe this combined approach is reflective of current and historical market conditions and an appropriate indicator of expected volatility. The risk-free interest rate is the rate available as of the award date on zero-coupon U.S. government issues with a term equal to the expected life of the award. The expected life is the weighted average expected life of an award based on the period of time between the date the award is granted and the date an estimate of the award is fully exercised. Factors considered in estimating the expected life include historical experience of similar awards, contractual terms, vesting schedules, and expectations of future employee behavior. We have not paid dividends in the past and do not plan to pay dividends in the foreseeable future.

Subject to stock splits, dividends, and other similar events, 3,500,000 shares of common stock are reserved and authorized for issuance under our 2010 Stock Incentive Plan (Stock Incentive Plan). Awards consist of stock options, restricted stock units, and unrestricted stock awards. At December 31, 2011, 2,235,171 shares were available for grant under the Stock Incentive Plan.

Stock Options
Options to purchase our common stock are granted to employees and the Board of Directors with an exercise price equal to the market close price of the stock on the date the Board of Directors approves the grant. Options generally become exercisable in three equal annual installments beginning one year from the date of grant and generally expire 10 years from the date of grant. Compensation expense is recognized only for those options expected to vest, with forfeitures estimated based on our historical experience and future expectations.

A summary of our stock option activity for the years ended December 31 is as follows:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (1)	Weighted Average Grant Date Fair Value
	(in thousands)		(years)	(in thousands)
Outstanding, January 1, 2009	1,374	$51.53	6.99	$25,809
Granted	50	57.96			$25.94
Exercised	(146)	21.68		$4,889
Forfeited	(92)	84.33
Expired	(7)	57.23
Outstanding, December 31, 2009	1,179	$52.93	5.90	$22,863

Exercisable and expected to vest, December 31, 2009	1,168	$52.67	5.88	$22,826

Exercisable, December 31, 2009	972	$47.39	5.40	$22,343

Granted	71	61.97			$27.18
Exercised	(148)	40.51		$4,532
Outstanding, December 31, 2010	1,102	$55.21	5.58	$10,883

Exercisable and expected to vest, December 31, 2010	1,096	$55.15	5.57	$10,883

Exercisable, December 31, 2010	958	$52.63	5.18	$10,883

Granted	113	51.12			$21.38
Exercised	(42)	19.71		$1,283
Forfeited	(63)	58.50
Expired	(1)	7.00
Outstanding, December 31, 2011	1,109	$55.97	4.51	$2,323

Exercisable and expected to vest, December 31, 2011	1,103	$56.02	4.48	$2,322

Exercisable, December 31, 2011	1,013	$56.42	4.07	$2,321

(1)
The aggregate intrinsic value of outstanding stock options represents amounts that would have been received by the optionees had all in- the-money options been exercised on that date. Specifically, it is the amount by which the market value of Itron’s stock exceeded the exercise price of the outstanding in-the-money options before applicable income taxes, based on our closing stock price on the last business day of the period. The aggregate intrinsic value of stock options exercised during the period is calculated based on our stock price at the date of exercise.

As of December 31, 2011, total unrecognized stock-based compensation expense related to nonvested stock options was approximately $1.4 million, which is expected to be recognized over a weighted average period of approximately 1.9 years.

Restricted Stock Units
Certain employees and senior management receive restricted stock units as a component of their total compensation. The fair value of a restricted stock unit is the market close price of our common stock on the date of grant. Restricted stock units generally vest over a three year period. Compensation expense, net of forfeitures, is recognized over the vesting period.

Subsequent to vesting, the restricted stock units are converted into shares of our common stock on a one-for-one basis and issued to employees. We are entitled to an income tax deduction in an amount equal to the taxable income reported by the employees upon vesting of the restricted stock units.

The restricted stock units issued under the Long Term Performance Restricted Stock Unit Award Agreement (Performance Award Agreement) are determined based on the attainment of annual performance goals after the end of the calendar year performance period. During the year, if management determines that it is probable that the targets will be achieved, compensation expense, net of forfeitures, is recognized on a straight-line basis over the annual performance and subsequent vesting period for each separately vesting portion of the award. Performance awards typically vest and are released in three equal installments at the end of each year following attainment of the performance goals. For U.S. participants who retire during the performance period, a pro-rated number of restricted stock units (based on the number of days of employment during the performance period) immediately vest based on the attainment of the performance goals as assessed after the end of the performance period. During the vesting period, unvested restricted stock units immediately vest at the date of retirement for U.S. participants who retire during that period. For U.S. participants who are or will become retirement eligible during either the annual performance or vesting period, compensation expense is accelerated and recognized over the greater of the performance period (one year) or through the participant’s retirement eligible date. For the 2011 performance awards, 61,500 restricted stock units became eligible for vesting with a grant date fair value of $56.73.

The following table summarizes restricted stock unit activity for the years ended December 31:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value(1)
	(in thousands)		(in thousands)
Outstanding, January 1, 2009	313
Granted	60	$69.39
Released	(30)		$1,956
Forfeited	(17)
Outstanding, December 31, 2009	326

Granted(2)	360	$62.45
Released	(84)		$5,733
Forfeited	(14)
Outstanding, December 31, 2010	588

Granted(2)	355	$54.71
Released	(271)		$20,413
Forfeited	(47)
Outstanding, December 31, 2011	625

Expected to vest, December 31, 2011	541		$19,347

(1)
The aggregate intrinsic value is the market value of the stock, before applicable income taxes, based on the closing price on the stock release dates or at the end of the period for restricted stock units expected to vest.

(2)
These restricted stock units include 61,500 shares for the 2011 awards and 132,980 shares for the 2010 awards under the Performance Award Agreement, which are eligible for vesting at December 31 of each respective year.

At December 31, 2011, unrecognized compensation expense on restricted stock units was $18.3 million, which is expected to be recognized over a weighted average period of approximately 1.8 years.

Unrestricted Stock Awards
We issue unrestricted stock awards to our Board of Directors as part of their compensation. Awards are fully vested and expensed when issued. The fair value of unrestricted stock awards is the market close price of our common stock on the date of grant.

The following table summarizes unrestricted stock award activity for the years ended December 31:

	2011	2010	2009
Shares of unrestricted stock issued	11,397	5,662	4,284

Weighted average grant date fair value	$41.19	$64.35	$59.40

Employee Stock Purchase Plan
Under the terms of the ESPP, employees can deduct up to 10% of their regular cash compensation to purchase our common stock at a 15% discount from the fair market value of the stock at the end of each fiscal quarter, subject to other limitations under the plan. The sale of the stock to the employees occurs at the beginning of the subsequent quarter.

The following table summarizes ESPP activity for the years ended December 31:

	2011	2010	2009
Shares of stock sold to employees(1)	98,653	51,210	61,407

Weighted average fair value per ESPP award(2)	$6.22	$9.27	$8.54

(1)	Stock sold to employees during each fiscal quarter under the ESPP is associated with the offering period ending on the last day of the previous fiscal quarter.

(2)	Relating to awards associated with the offering period during the years ended December 31.

At December 31, 2011, all compensation cost associated with the ESPP had been recognized. There were approximately 98,000 shares of common stock available for future issuance under the ESPP at December 31, 2011.